Stockholders equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' equity
Schedule of common stock reserved for future issuance

2022 Stock Incentive Plan (i)	8,730,000
Shares underlying Private Placement Warrants	14,250,000
Shares underlying Public Warrants	11,500,000
Shares underlying New Warrants	37,572,536

(i)	For more details about the 2022 Stock Incentive Plan refer to Note 2.

Schedule of Warrants, valuation assumptions

Market Warrants with exercise price of $15.00	May 9, 2022
Share Price (S0)	$11.32
Maturity Date	12/31/2025
Time (T) - Years	3.63
Strike Price (X)	$15.00
Risk-free Rate (r)	2.85%
Volatility ( s )	7.93%
Dividend Yield (q)	0.00%
Warrant Value	$0.11